BONDS PAYABLE (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Debt Instrument [Line Items]
Debt Instrument, Offering Date					Sep. 30, 2013
Debt Instrument Number Of Units Offered					840
Professional Service Compensation Recognized					$ 100,000
Professional Fees			400,000		400,000
Deferred Compensation Liability, Classified, Noncurrent	150,000	150,000	150,000	150,000	300,000
Professional and Contract Services Expense	50,000	50,000	150,000	50,000
Debt Instrument, Convertible, Remaining Discount Amortization Period			9 months
BondsMember [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					21,000,000
First Lot Of Bonds [Member]
Debt Instrument [Line Items]
Debt Instrument Issue Size					16,800,000
Debt Instrument Number Of Units					69
Debt Instrument Face Amount Per Unit					25,000
Debt Instrument Net Of Unamortized Discount Per Unit					20,000
Debt Instrument Unamortized Discount Per Unit					$ 5,000
Debt Instrument, Term					2 years
Debt Instrument, Maturity Date					Sep. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage					5.00%
Debt Instrument Effective Yield					11.80%
Debt Instrument, Offering Date					Sep. 30, 2013
Debt Instrument Number Of Units Offered					840